Statements of Consolidated Shareholders' Equity - USD ($) $ in Millions	Total	Common Shares Outstanding	Common Shares	Additional Capital	Retained Income	Amount Due from ESOP Trust	Accumulated Other Comprehensive Loss
Statements of Consolidated Shareholders' Equity [Abstract]
Comprehensive Income	$ 551.6
Balance at Apr. 30, 2012	5,163.4		$ 27.6	$ 4,261.2	$ 961.2	$ (2.6)	$ (84.0)
Balance, Shares at Apr. 30, 2012		110,284,715
Net income	544.2				544.2
Other comprehensive (loss) income	7.4						7.4
Purchase of treasury shares	(364.2)		(1.0)	(158.5)	(204.7)
Purchase of treasury shares, shares		(4,062,682)
Stock plans	22.4			22.4
Stock plans, Shares		264,902
Cash dividends declared	(225.2)				(225.2)
Other	0.8					0.8
Balance at Apr. 30, 2013	5,148.8		26.6	4,125.1	1,075.5	(1.8)	(76.6)
Balance, Shares at Apr. 30, 2013		106,486,935
Statements of Consolidated Shareholders' Equity [Abstract]
Comprehensive Income	590.2
Net income	565.2				565.2
Other comprehensive (loss) income	25.0						25.0
Purchase of treasury shares	(508.5)		(1.3)	(199.0)	(308.2)
Purchase of treasury shares, shares		(5,072,158)
Stock plans	39.8		0.1	39.7
Stock plans, Shares		282,623
Cash dividends declared	(241.6)				(241.6)
Other	0.9				0.1	0.8
Balance at Apr. 30, 2014	$ 5,029.6		25.4	3,965.8	1,091.0	(1.0)	(51.6)
Balance, Shares at Apr. 30, 2014	101,697,400	101,697,400
Statements of Consolidated Shareholders' Equity [Abstract]
Comprehensive Income	$ 286.7
Net income	344.9				344.9
Other comprehensive (loss) income	(58.2)						(58.2)
Purchase of treasury shares	(24.3)		(0.1)	(19.2)	(5.0)
Purchase of treasury shares, shares		(225,262)
Stock plans	30.2		0.1	30.1
Stock plans, Shares		212,630
Issuance of shares for acquisition	2,035.5		4.5	2,031.0
Issuance of shares for acquisition, shares		17,892,565
Cash dividends declared	(271.5)				(271.5)
Other	0.7				(0.2)	0.9
Balance at Apr. 30, 2015	$ 7,086.9		$ 29.9	$ 6,007.7	$ 1,159.2	$ (0.1)	$ (109.8)
Balance, Shares at Apr. 30, 2015	119,577,333	119,577,333